Summary of Significant Accounting Policies (Taxation) (Details) - USD ($) $ in Millions	3 Months Ended	4 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2017	Apr. 30, 2018	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxation [Line Items]
Withholding tax rate on dividends, foreign invested enterprises to foreign holding companies					10.00%
Statutory income tax rate					25.00%	25.00%	25.00%
Provisional amount of income tax expense recognized for the Toll Charge	$ 219
Reduction in liability for deferred income tax	4
Unrecognized tax benefit recorded							$ 142
Interest in connection with unrecognized tax benefit			$ 8		$ 6	$ 8	$ 2
Thereafter tax years after December 31,2017 [Member]
Taxation [Line Items]
Statutory income tax rate							21.00%
Prior tax years before December 31,2017 [Member]
Taxation [Line Items]
Statutory income tax rate								35.00%
HONG KONG
Taxation [Line Items]
Preferential withholding tax rate on dividends, foreign invested enterprises					5.00%
UNITED STATES
Taxation [Line Items]
Provisional amount of income tax expense recognized for the Toll Charge	219
Reduction in liability for deferred income tax	$ 4
Unrecognized tax benefit recorded							$ 142
Interest in connection with unrecognized tax benefit			$ 8		$ 6	$ 8
Decrease in Unrecognized Tax Benefits is Reasonably Possible							$ 77
UNITED STATES | Thereafter tax years after December 31,2017 [Member]
Taxation [Line Items]
Statutory income tax rate							21.00%
UNITED STATES | Prior tax years before December 31,2017 [Member]
Taxation [Line Items]
Statutory income tax rate								35.00%
State Administration of Taxation, China [Member]
Taxation [Line Items]
Withholding tax rate on dividends, foreign invested enterprises to foreign holding companies					10.00%
Statutory income tax rate					25.00%
State Administration of Taxation, China [Member] | Minimum [Member]
Taxation [Line Items]
Value-added tax rate		6.00%	6.00%	6.00%	6.00%
State Administration of Taxation, China [Member] | Maximum [Member]
Taxation [Line Items]
Value-added tax rate		17.00%	13.00%	16.00%	13.00%